Details of Cash From Operating Activities - Components of Cash, Cash Equivalents and Restricted Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Bank term deposits and bankers' acceptances	$ 724	$ 314
Cash	552	370
Cash and cash equivalents	1,276	684
Restricted cash equivalents included in prepaid expenses	116	118
Cash, cash equivalents and restricted cash equivalents	$ 1,392	$ 802	$ 839